Note 15 - Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
Derivatives not designated as hedging instruments	Balance Sheet Location	December 31, 2016	December 31, 2017

Interest rate swap contracts	Current liabilities – Derivatives	-	177,998

Interest rate swap contracts	Long-term liabilities – Derivatives	240,181	16,631

Total derivative liabilities		240,181	194,629

Derivative Instruments, Gain (Loss) [Table Text Block]
Derivatives not designated as hedging instruments	Location of gain (loss) recognized	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2017
Interest rate swap contracts– Fair value	(Loss) / gain on derivatives, net	45,669	12,921	45,552
Interest rate swap contracts - Realized (loss) / gain	(Loss) / gain on derivatives, net	(307,343	(132,075	16,785
Total (Loss) / gain on derivatives		(261,674	(119,154	62,337
FFA contracts not designated as hedging instruments	Location of gain (loss) recognized	Year Ended December 31, 2017
FFA contracts – Fair value	(Loss)/gain on derivatives, net	(781)
FFA contracts – Realized gain/(loss)	(Loss)/gain on derivatives, net	-
Total loss on derivatives		(781)